Carbon Collective Climate Solutions U.S. Equity ETF
Schedule of Investments
April 30, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Consumer Discretionary Products - 7.7%
Ads-Tec Energy PLC(a)	2,205	$26,460
Li Auto, Inc., ADR(a)	44,690	796,823
Livewire Group, Inc.(a)	8,439	15,359
Lotus Technology, Inc., ADR(a)	27,547	36,086
Lucid Group, Inc.(a)	13,173	83,912
Microvast Holdings, Inc.(a)	12,788	24,681
NIO, Inc., ADR(a)	95,191	608,270
Niu Technologies, ADR(a)	3,286	10,187
Polestar Automotive Holding UK PLC, ADR(a)	3,118	57,652
QuantumScape Corp. - Class A(a)	22,401	163,303
Rivian Automotive, Inc. - Class A(a)	48,279	791,776
Vinfast Auto Ltd.(a)	89,220	377,400
Xpeng, Inc., ADR(a)	38,950	634,885
		3,626,794

Consumer Staple Products - 0.2%
Beyond Meat, Inc.(a)	2,544	2,503
Hain Celestial Group, Inc.(a)	3,550	2,319
Oatly Group AB, ADR(a)	1,154	12,544
Quanex Building Products Corp.	1,790	35,693
SunOpta, Inc.(a)	4,666	30,236
		83,295

Financial Services - 0.4%
HA Sustainable Infrastructure Capital, Inc. - REIT	4,768	200,018

Industrial Products - 28.1%(b)
AAON, Inc.	3,192	297,846
Acuity, Inc.	1,140	330,338
Amprius Technologies, Inc.(a)	5,100	107,406
Archer Aviation, Inc.(a)	27,135	155,755
Badger Meter, Inc.	1,174	141,948
Carrier Global Corp.	36,183	2,430,412
ChargePoint Holdings, Inc.(a)	812	5,205
Eve Holding, Inc.(a)	13,799	39,741
GE Vernova, Inc.	3,345	3,624,174
Hubbell, Inc.	2,012	1,022,438
Hyliion Holdings Corp.(a)	6,609	12,623
Itron, Inc.(a)	1,744	146,147
Joby Aviation, Inc.(a)	37,838	347,731
Johnson Controls International PLC	19,453	2,840,722
Lennox International, Inc.	1,389	742,962
LSI Industries, Inc.	1,159	28,175
NANO Nuclear Energy, Inc.(a)	1,808	42,271
NuScale Power Corp. - Class A(a)	11,488	143,140
Preformed Line Products Co.	179	59,473
Valmont Industries, Inc.	756	384,078

Vertical Aerospace Ltd.(a)	4,122	$9,646
Watts Water Technologies, Inc. - Class A	1,321	396,511
		13,308,742

Industrial Services - 24.0%
Enviri Corp.(a)	2,990	58,873
GFL Environmental, Inc.	19,613	786,677
Hudson Technologies, Inc.(a)	1,710	10,705
Installed Building Products, Inc.	1,038	299,515
MYR Group, Inc.(a)	576	233,171
PureCycle Technologies, Inc.(a)	7,005	52,397
Quanta Services, Inc.	4,877	3,549,334
Republic Services, Inc. - Class A	9,455	1,978,175
TopBuild Corp.(a)	1,006	445,356
Waste Connections, Inc.	10,051	1,655,601
Waste Management, Inc.	9,675	2,249,921
Willdan Group, Inc.(a)	550	41,800
		11,361,525

Materials - 23.5%
Apogee Enterprises, Inc.	860	31,304
Cameco Corp.	16,430	2,021,547
Centrus Energy Corp. - Class A(a)	668	140,921
Commercial Metals Co.	4,259	293,701
Critical Metals Corp.(a)	3,071	39,094
Denison Mines Corp.(a)	47,736	182,829
Encore Energy Corp.(a)	9,883	19,371
Energy Fuels, Inc.(a)	7,678	166,152
ERO Copper Corp.(a)	5,355	138,427
GrafTech International Ltd.(a)	808	6,868
ioneer Ltd., ADR(a)	2,654	10,165
IperionX Ltd., ADR(a)	1,277	42,754
Lithium Americas Corp.(a)	9,746	55,845
Lithium Argentina AG(a)	5,842	59,413
Metallus, Inc.(a)	1,636	31,477
MP Materials Corp.(a)	6,966	460,035
NexGen Energy Ltd.(a)	31,561	396,722
Nucor Corp.	8,627	1,943,577
Owens Corning	3,377	416,519
Sigma Lithium Corp.(a)	6,049	133,501
Southern Copper Corp.	16,374	2,811,237
Steel Dynamics, Inc.	5,417	1,238,651
Tecnoglass, Inc.	1,856	79,956
TMC the metals Co., Inc.(a)	13,026	68,256
Uranium Energy Corp.(a)	17,545	261,245
Uranium Royalty Corp(a)	7,139	27,842
Ur-Energy, Inc.(a)	18,989	33,990
		11,111,399

Oil & Gas - 0.1%
Clean Energy Fuels Corp.(a)	8,366	$19,242
OPAL Fuels, Inc. - Class A(a)	6,395	13,813
		33,055

Renewable Energy - 5.4%
Ameresco, Inc. - Class A(a)	1,973	58,381
Array Technologies, Inc.(a)	5,802	44,907
Ballard Power Systems, Inc.(a)	11,844	40,270
Canadian Solar, Inc.(a)	2,424	37,063
Daqo New Energy Corp., ADR(a)	2,599	49,953
Energy Vault Holdings, Inc.(a)	5,711	26,328
Enphase Energy, Inc.(a)	5,048	166,382
Eos Energy Enterprises, Inc.(a)	9,926	66,504
First Solar, Inc.(a)	4,020	811,598
Fluence Energy, Inc. - Class A(a)	7,189	87,562
FutureFuel Corp.	1,684	8,386
Gevo, Inc.(a)	9,188	17,549
JinkoSolar Holding Co. Ltd., ADR	4,823	112,617
Montauk Renewables, Inc.(a)	5,496	8,024
Nextpower, Inc. - Class A(a)	5,321	633,891
Novonix Ltd., ADR(a)	4,191	3,017
Plug Power, Inc.(a)	50,833	159,107
Shoals Technologies Group, Inc. - Class A(a)	6,313	50,125
SolarEdge Technologies, Inc.(a)	2,182	93,521
Sunrun, Inc.(a)	8,415	107,123
		2,582,308

Retail & Wholesale - Discretionary - 0.9%
ATRenew, Inc., ADR	8,356	37,685
EVgo, Inc. - Class A(a)	12,330	25,893
Liquidity Services, Inc.(a)	1,324	47,201
LKQ Corp.	10,282	324,706
		435,485

Software & Tech Services - 3.1%
8x8, Inc.(a)	5,062	9,719
DocuSign, Inc.(a)	7,817	359,504
Kaltura, Inc.(a)	6,539	8,958
Zoom Communications, Inc. - Class A(a)	11,244	1,092,355
		1,470,536

Tech Hardware & Semiconductors - 0.0%(c)
AudioCodes Ltd.	1,145	10,603
KULR Technology Group, Inc.(a)	1,521	3,924
		14,527

Utilities - 5.9%
Brookfield Renewable Corp. - Class A	6,888	249,759
Clearway Energy, Inc. - Class A	8,184	330,879
Enlight Renewable Energy Ltd.(a)	15,569	1,411,174
Oklo, Inc. - Class A(a)	5,814	421,515
Ormat Technologies, Inc.	2,283	262,317
ReNew Energy Global PLC - Class A(a)	13,849	74,508
XPLR Infrastructure LP(a)	3,696	38,253
		2,788,405

TOTAL COMMON STOCKS (Cost $32,909,413)		47,016,089

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(d)	345,392	$345,392

TOTAL SHORT-TERM INVESTMENTS (Cost $345,392)		345,392

TOTAL INVESTMENTS - 100.0% (Cost $33,254,805)		$47,361,481
Other Assets in Excess of Liabilities - 0.0%(c)		3,860
TOTAL NET ASSETS - 100.0%		$47,365,341

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Does not round to 0.1% or (0.1)%, as applicable.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.